REVENUE	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
REVENUE
NOTE 3 - REVENUE

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2021	2020	2021	2020
Packaging rolled products	648	456	1,167	980
Automotive rolled products	213	88	421	281
Specialty and other thin-rolled products	43	20	80	52
Aerospace rolled products	100	142	187	365
Transportation, industry, defense and other rolled products	174	105	321	231
Automotive extruded products	176	96	377	295
Other extruded products	164	124	306	264
Total Revenue by product line	1,518	1,031	2,859	2,468

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2021	2020	2021	2020
Germany	373	192	711	479
France	120	67	224	188
United Kingdom	42	39	79	108
Switzerland	17	15	30	27
Other Europe	308	201	587	476
Total Europe	860	514	1,631	1,278

United States	559	413	1,040	974
Asia and Other Pacific	43	61	79	118
All Other	56	43	109	98
Total Revenue by destination of shipment	1,518	1,031	2,859	2,468